Performance Management	Jan. 31, 2025
Columbia Capital Allocation Aggressive Portfolio
Prospectus [Line Items]
Performance Table Heading	Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2024)
Columbia Capital Allocation Conservative Portfolio
Prospectus [Line Items]
Performance Table Heading	Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2024)
Columbia Capital Allocation Moderate Portfolio
Prospectus [Line Items]
Performance Table Heading	Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2024)